Debt - 2015 CCH Credit Facility (Details) - 2015 CCH Credit Facility [Member]	12 Months Ended
	Dec. 31, 2017 Rate
Line of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR or base rate	[1]
London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%	[1]
Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%	[1]
CCH [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Date of First Quarterly Payment, Number of Months Following Project Completion	3 months
Line Of Credit Facility, Amortization Period	19 years
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	40.00%
Debt Instrument, Balance Required in Reserve Account, Period of Debt Service	6 months
CCH [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
CCH [Member] | London Interbank Offered Rate (LIBOR) [Member] | Completion of Trains 1 and 2 of the CCL Project [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.50%
CCH [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%
CCH [Member] | Base Rate [Member] | Completion of Trains 1 and 2 of the CCL Project [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.50%
CCH [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Fixed Charge, Coverage Ratio, Projected	1.55
Percentage of Debt Hedged by Interest Rate Derivatives	65.00%
Debt Instrument, Fixed Charge, Coverage Ratio	1.25

[1]	There is a 0.25% step-up for both LIBOR and base rate loans following the completion of Trains 1 and 2 of the CCL Project as defined in the common terms agreement.